SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Acquisition (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014	Jul. 06, 2015
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 0.0	$ 0.0	$ 0.0
Family Dollar [Member]
Acquisition [Abstract]
Business Combination, Consideration Transferred	$ 6,800.0
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	28.5
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 2,300.0